Label	Element	Value
Baillie Gifford EAFE Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001120543_SupplementTextBlock	BAILLIE GIFFORD FUNDS The EAFE Choice Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford EAFE Choice Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	7. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Choice Fund on page 11 of the Prospectus is restated in its entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	8. The expense tables under the section titled “Example of Expenses” for The EAFE Choice Fund on page 12 of the Prospectus are restated in their entirety as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	9. The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the EAFE Choice Fund on page 14 of the Prospectus is restated in its entirety as follows:
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Baillie Gifford EAFE Choice Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | FTSE Developed ex U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	956
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	261
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	435
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 941
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.56%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.83%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	404
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	861
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	392
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 845
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.03%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009
Baillie Gifford EAFE Choice Fund | Class 2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%	[1]
Baillie Gifford EAFE Choice Fund | Class 2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[1]
Baillie Gifford EAFE Choice Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	764
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	348
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 749
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.77%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.04%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009	[3]
Baillie Gifford EAFE Choice Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	204
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	337
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 725
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.25%)	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.03%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009	[4]
Baillie Gifford EAFE Choice Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	679
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	188
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	309
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 664
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.25%)	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.03%	[1],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2009	[5]

[1]	The Fund commenced operations on December 17, 2009.
[2]	Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.